Investments	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Investments	Investments
Debt securities
The Company has held-to-maturity securities consisting of U.S. Treasury securities. As these investments were purchased on March 31, 2023, the amortized cost equals the estimated fair value. There are no unrealized gains and losses. All held-to-maturity securities have contractual maturities due in one year or less. The Company regularly reviews held-to-maturity securities for declines in fair values that are determined to be credit related. As of March 31, 2023, the Company did not have an allowance for credit losses related to held-to-maturity securities as they are guaranteed by the U.S. government.
Equity investments
The Company’s equity investments consisted of the following (in thousands):

	As of
	March 31, 2023	December 31, 2022
Equity Method Investment in LanzaJet	$9,835	$10,561
Equity Security Investment in SGLT	$14,990	14,990
Total Investment	$24,825	$25,551
LanzaJet
On May 13, 2020, the Company contributed $15,000 in intellectual property in exchange for a 37.5% interest (“Original Interest”) of LanzaJet, Inc. (“LanzaJet”) in connection with an investment agreement (“Investment Agreement”). The Company accounts for the transaction as a revenue transaction with a customer under ASC 606. The licensing and technical support services provided are recognized as a single combined performance obligation satisfied over the expected period of those services, beginning May 2020 through December 2025. During the three months ended March 31, 2023 and 2022, the Company has recognized revenue from this arrangement of $553 and $540 respectively, net of intra-entity profit elimination, and has recorded deferred revenue of $7,390 and $8,062, as of March 31, 2023 and December 31, 2022, respectively. Intra-entity profits related to revenue contracts with LanzaJet are $118 and $132 as of March 31, 2023, and 2022, respectively. Intra-entity profit is amortized over the 15-year amortization period through 2034.
Between February 1, 2021 and April 4, 2021, LanzaJet closed two additional rounds of investment which reduced the Company's Original Interest to approximately 25%. The Company retained its contingent right to receive additional interest in LanzaJet of up to 45 million shares for no additional consideration.
The carrying value of our equity method investment in LanzaJet as of March 31, 2023 and December 31, 2022 was approximately $3,800 and $3,700 less than our proportionate share of our equity method investees’ book values, respectively. The basis differences are largely the result of a difference in the timing of recognition of variable consideration to which we may become entitled in exchange for our contribution of intellectual property to LanzaJet. The variable consideration we may receive will be in the form of additional ownership interests and the majority of the basis difference will reverse in connection with recognition of that variable consideration.
In connection with a sublicense agreement to LanzaJet under our license agreement with Battelle Memorial Institute (“Battelle”), LanzaTech remains responsible for any failure by LanzaJet to pay royalties due to Battelle. The fair value of LanzaTech’s obligation under this guarantee was immaterial as of March 31, 2023 and December 31, 2022.
SGLT
On September 28, 2011, the Company contributed RMB 25,800 (approx. $4,000) in intellectual property in exchange for 30% of the registered capital of Beijing Shougang LanzaTech Technology Co., LTD (“SGLT”).
As of December 31, 2022, the Company’s interest in SGLT’s registered capital is approximately 9.31% as a result of the admittance of new investors during the year. As of September 30, 2022, the Company no longer had significant influence over the operating and financial policies of SGLT due to the significant and sustained decrease in SGLT's technological dependence on LanzaTech. As such, the Company ceased applying the equity method and from October 1, 2022 and forward, the Company accounts for its investment in equity security of SGLT using the alternative measurement principals as permitted under ASC 321, Investments - Equity Securities, because SGLT's fair value is not readily determinable. For the three months ended March 31, 2023, there was no change in the value of the investment in SGLT.
As of March 31, 2023 and December 31, 2022, there were no impairments of equity method investees. During the three months ended March 31, 2023 and 2022, the Company received no dividends from equity method
investments. See Note 13 - Related Party Transactions, for information on revenues, accounts receivable, contract assets and purchases and open accounts payable with equity method investment.	Investments
Debt securities
The Company has held-to-maturity securities consisting of U.S. Treasury securities. All held-to-maturity securities have contractual maturities due in one year or less.

	As of
	June 30, 2023	March 31, 2023
Amortized cost, net of accrued interest	$49,611	$49,103
Accrued interest	93	30
Total	$49,704	$49,133

Aggregate Fair Value	49,593	49,098
Gross unrealized gains	5	1
Gross unrealized losses	(23)	(6)
The Company regularly reviews held-to-maturity securities for declines in fair values that are determined to be credit related. As of June 30, 2023, the Company did not have an allowance for credit losses related to held-to-maturity securities as they are guaranteed by the U.S. government.
Equity investments
The Company’s equity investments consisted of the following (in thousands):

	As of
	June 30, 2023	December 31, 2022
Equity Method Investment in LanzaJet	$10,164	$10,561
Equity Security Investment in SGLT	14,990	14,990
Total Investment	$25,154	$25,551
LanzaJet
On May 13, 2020, the Company contributed $15,000 in intellectual property in exchange for a 37.5% interest (“Original Interest”) of LanzaJet, Inc. (“LanzaJet”) in connection with an investment agreement (“Investment Agreement”). The Company accounts for the transaction as a revenue transaction with a customer under ASC 606. The licensing and technical support services provided are recognized as a single combined performance obligation satisfied over the expected period of those services, beginning May 2020 through December 2025. During the three months ended June 30, 2023 and 2022, the Company recognized revenue from this arrangement of $565 and $540 respectively, net of intra-entity profit elimination. During the six months ended June 30, 2023 and June 30, 2022, the Company recognized revenue from this arrangement of $1,119 and $1,080 respectively, net of intra-entity profit elimination and has associated deferred revenue of $6,719 and $8,062, as of June 30, 2023 and December 31, 2022, respectively. Intra-entity profits related to revenue contracts with LanzaJet are $89 and $132 for the three months ended June 30, 2023, and 2022, respectively. Intra-entity profits related to revenue contracts with LanzaJet are $206 and $263 for the six months ended June 30, 2023 and 2022, respectively. Intra-entity profits are amortized over a 15-year period through 2034.
Between February 1, 2021 and April 4, 2021, LanzaJet closed two additional rounds of investment which reduced the Company's Original Interest to approximately 25%. In connection with the LanzaJet Note Purchase Agreement as described in Note 12 - Related Party Transactions, LanzaJet issued warrants that are exercisable for $0.01 by the holder when the related funds are drawn by LanzaJet. The warrants held by LanzaTech and other lenders meet the accounting criteria for in-substance common stock at the time the related note commitment is drawn by LanzaJet and the warrants become exercisable. As of June 30, 2023, LanzaTech’s ownership was diluted to approximately 23.15% because LanzaTech received proportionally fewer warrants than the other investors. The Company recorded a gain on dilution of $502. LanzaTech’s ownership is subject to further dilution to approximately 22.38% if LanzaJet draws additional funds committed in the LanzaJet Note Purchase Agreement and the remaining warrants become exercisable by the holders. The Company retained its contingent right to receive additional interest in LanzaJet of up to 45 million shares for no additional consideration.
The carrying value of our equity method investment in LanzaJet as of June 30, 2023 and December 31, 2022 was approximately $2,100 and $3,700 less than our proportionate share of our equity method investees’ book values, respectively. The basis differences are largely the result of a difference in the timing of recognition of variable consideration to which we may become entitled in exchange for our contribution of intellectual property to LanzaJet. The variable consideration we may receive will be in the form of additional ownership interests and the majority of the basis difference will reverse in connection with recognition of that variable consideration.
In connection with a sublicense agreement to LanzaJet under our license agreement with Battelle Memorial Institute (“Battelle”), LanzaTech remains responsible for any failure by LanzaJet to pay royalties due to Battelle. The fair value of LanzaTech’s obligation under this guarantee was immaterial as of June 30, 2023 and December 31, 2022.
SGLT
On September 28, 2011, the Company contributed RMB 25,800 (approx. $4,000) in intellectual property in exchange for 30% of the registered capital of Beijing Shougang LanzaTech Technology Co., LTD (“SGLT”).
As of December 31, 2022, the Company’s interest in SGLT’s registered capital is approximately 9.31% as a result of the admittance of new investors during the year. As of September 30, 2022, the Company no longer had significant influence over the operating and financial policies of SGLT due to the significant and sustained decrease in SGLT's technological dependence on LanzaTech. As such, the Company ceased applying the equity method and from October 1, 2022 and forward, the Company accounts for its investment in equity security of SGLT using the alternative measurement principals as permitted under ASC 321, Investments - Equity Securities, because SGLT's fair value is not readily determinable. For the three and six months ended June 30, 2023, there was no change in the value of the investment in SGLT.
As of June 30, 2023 and December 31, 2022, there were no impairments of equity investments. During the three months and six months ended June 30, 2023 and 2022, the Company received no dividends from equity investments. See Note 12 - Related Party Transactions, for information on revenues, accounts receivable, contract assets and purchases and open accounts payable with its equity investments.	Investments
HTM Debt Securities
HTM debt securities are comprised of U.S. Treasury bills and notes, Yankee debt securities, and corporate debt securities. HTM debt securities are classified as short-term or long-term based upon the contractual maturity of the underlying investment.

	September 30, 2023
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value	Accrued Interest
Short-term
US Treasury bills and notes	$20,178	$—	$(7)	$20,171	$45
Corporate debt securities	14,833	3	(26)	14,810	109
Total debt securities due within a year	$35,011	$3	$(33)	$34,981	$154

After 1 year through 5 years
Corporate debt	6,780	3	(3)	6,780	24
Yankee debt securities	3,000	2	—	3,002	—
Total debt securities due after 1 year through 5 years	$9,780	$5	$(3)	$9,782	$24

Total HTM Debt Securities	44,791	8	(36)	44,763	178
The Company regularly reviews held-to-maturity securities for declines in fair values that are determined to be credit related. As of September 30, 2023, the Company did not have an allowance for credit losses related to held-to-maturity securities.
Equity investments
The Company’s equity investments consisted of the following (in thousands):

	As of
	September 30, 2023	December 31, 2022
Equity Method Investment in LanzaJet	$9,594	$10,561
Equity Security Investment in SGLT	14,990	14,990
Total Investment	$24,584	$25,551
LanzaJet
On May 13, 2020, the Company contributed $15,000 in intellectual property in exchange for a 37.5% interest (“Original Interest”) of LanzaJet, Inc. (“LanzaJet”) in connection with an investment agreement (“Investment Agreement”). The Company accounts for the transaction as a revenue transaction with a customer under ASC 606. The licensing and technical support services provided are recognized as a single combined performance obligation satisfied over the expected period of those services, beginning May 2020 through December 2025. During the three months ended September 30, 2023 and 2022, the Company recognized revenue from this arrangement of $565 and $540 respectively, net of intra-entity profit elimination. During the nine months ended September 30, 2023 and September 30, 2022, the Company recognized revenue from this arrangement of $1,701 and $1,620 respectively, net of intra-entity profit elimination and has associated deferred revenue of $6,047 and $8,062, as of September 30, 2023 and December 31, 2022, respectively. Intra-entity profits related to revenue contracts with LanzaJet are $107 and $132 for the three months ended September 30, 2023, and 2022, respectively. Intra-entity profits related to revenue contracts with LanzaJet are $313 and $395 for the nine months ended September 30, 2023 and 2022, respectively. Intra-entity profits are amortized over a 15-year period through 2034.
Between February 1, 2021 and April 4, 2021, LanzaJet closed two additional rounds of investment which reduced the Company's Original Interest to approximately 25%. In connection with the LanzaJet Note Purchase
Agreement as described in Note 12 - Related Party Transactions, LanzaJet issued warrants that are exercisable for $0.01 by the holder when the related funds are drawn by LanzaJet. The warrants held by LanzaTech and other lenders meet the accounting criteria for in-substance common stock at the time the related note commitment is drawn by LanzaJet and the warrants become exercisable. As of September 30, 2023, LanzaTech’s ownership was diluted to approximately 23.15% because LanzaTech received proportionally fewer warrants than the other investors. The Company recorded a gain on dilution of $502. LanzaTech’s ownership is subject to further dilution to approximately 22.38% if LanzaJet draws additional funds committed in the LanzaJet Note Purchase Agreement and the remaining warrants are exercisable by the holders. The Company retained its contingent right to receive additional interest in LanzaJet of up to 45 million shares for no additional consideration.
The carrying value of our equity method investment in LanzaJet as of September 30, 2023 and December 31, 2022 was approximately $2,200 and $3,700 less than our proportionate share of our equity method investees’ book values, respectively. The basis differences are largely the result of a difference in the timing of recognition of variable consideration to which we may become entitled in exchange for our contribution of intellectual property to LanzaJet. The variable consideration we may receive will be in the form of additional ownership interests and the majority of the basis difference will reverse in connection with recognition of that variable consideration.
In connection with a sublicense agreement to LanzaJet under our license agreement with Battelle Memorial Institute (“Battelle”), LanzaTech remains responsible for any failure by LanzaJet to pay royalties due to Battelle. The fair value of LanzaTech’s obligation under this guarantee was immaterial as of September 30, 2023 and December 31, 2022.
SGLT
On September 28, 2011, the Company contributed RMB 25,800 (approx. $4,000) in intellectual property in exchange for 30% of the registered capital of Beijing Shougang LanzaTech Technology Co., LTD (“SGLT”).
As of December 31, 2022, the Company’s interest in SGLT’s registered capital is approximately 9.31% as a result of the admittance of new investors during the year. As of September 30, 2022, the Company no longer had significant influence over the operating and financial policies of SGLT due to the significant and sustained decrease in SGLT's technological dependence on LanzaTech. As such, the Company ceased applying the equity method and from October 1, 2022 and forward, the Company accounts for its investment in equity security of SGLT using the alternative measurement principals as permitted under ASC 321, Investments - Equity Securities, because SGLT's fair value is not readily determinable. For the three and nine months ended September 30, 2023, there was no change in the value of the investment in SGLT.
As of September 30, 2023 and December 31, 2022, there were no impairments of equity investments. During the three months and nine months ended September 30, 2023 and 2022, the Company received no dividends from equity investments. See Note 12 - Related Party Transactions, for information on revenues, accounts receivable, contract assets and purchases and open accounts payable with its equity investments.	Investments
The Company’s investments consisted of the following (in thousands):

	As of
	December 31, 2022	December 31, 2021
Equity Method Investment in LanzaJet	$10,561	$12,433
Equity Method Investment in SGLT	—	12,319
Equity Security Investment in SGLT	14,990	—
Total Investment	$25,551	$24,752
LanzaJet
On May 13, 2020, the Company contributed $15,000 in intellectual property in exchange for a 37.5% interest (“Original Interest”) of LanzaJet, Inc. (“LanzaJet”) in connection with an investment agreement (“Investment Agreement”). The Company accounts for the transaction as a revenue transaction with a customer under ASC 606. The licensing and technical support services provided are recognized as a single combined performance obligation satisfied over the expected period of those services, beginning May 2020 through December 2025. During the years ended December 31, 2022 and 2021, the Company has recognized revenue from this arrangement of $2,160 and $2,025 respectively, net of intra-entity profit elimination, and has recorded deferred revenue of $8,062 and $10,746, as of December 31, 2022 and December 31, 2021, respectively. Intra-entity profits related to revenue contracts with LanzaJet are $527 and $662 as of December 31, 2022, and December 31, 2021, respectively. Intra-entity profit is amortized over the 15-year amortization period through 2034.
Between February 1, 2021 and April 4, 2021, LanzaJet closed two additional rounds of investment which reduced the Company's Original Interest to approximately 25%. As a result, the Company recognized a gain on dilution of $503. The Company retained its contingent right to receive additional interest in LanzaJet of up to 45 million shares for no additional consideration.
The carrying value of our equity method investment in LanzaJet as of December 31, 2022 and December 31, 2021 was approximately $3,700 and $3,100 less than our proportionate share of our equity method investees’ book values, respectively. The basis differences are largely the result of a difference in the timing of recognition of variable consideration to which we may become entitled in exchange for our contribution of intellectual property to LanzaJet. The variable consideration we may receive will be in the form of additional ownership interests and the majority of the basis difference will reverse in connection with recognition of that variable consideration.
In connection with a sublicense agreement to LanzaJet under our license agreement with Battelle Memorial Institute (“Battelle”), LanzaTech remains responsible for any failure by LanzaJet to pay royalties due to Battelle. The fair value of LanzaTech’s obligation under this guarantee was immaterial as of December 31, 2022 and December 31, 2021.
SGLT
On September 28, 2011, the Company contributed RMB 25,800 (approx. $4,000) in intellectual property in exchange for 30% of the registered capital of Beijing Shougang LanzaTech Technology Co., LTD (“SGLT”).
As of December 31, 2021, the Company’s interest in SGLT’s registered capital is approximately 10.01%. As the result of the admittance of new investors, the Company recognized a gain from dilution of $3,048 during the year ended December 31, 2021. On April 29, 2022, SGLT closed a round of financing which reduced the Company's ownership to 9.31% and resulted in the recognition of gain from dilution of $3,368. As of September 30, 2022, the Company no longer had significant influence over the operating and financial policies of SGLT due to the significant and sustained decrease in SGLT's technological dependence on LanzaTech. As such, the Company ceased applying the equity method and reclassified cumulative currency translation adjustments associated with its investment in SGLT of $928 to include those adjustments in the carrying value of its investment, which is included as a non-cash adjustment in the consolidated statement of cash flows. From October 1, 2022 and forward, the Company accounts for its investment in equity security of SGLT using the alternative measurement principals as permitted under ASC 321, Investments - Equity Securities, because SGLT's fair value is not readily determinable. As the change was effective on September 30, 2022, the Company recorded SGLT's attributable net loss of $76, for the first nine months of the year, on the consolidated statements of operations and comprehensive loss.
The following table presents summarized aggregated financial information of the equity method investments:

	Year Ended December 31,
	2022	2021
Selected Statement of Operations Information(1):
Revenues	$40,985	$40,244
Gross profit	7,319	(5,703)
Net loss	(6,221)	(9,695)
Net loss attributable to the Company	(1,422)	(1,606)

	Year Ended December 31,
	2022	2021
Selected Balance Sheet Information(2):
Current assets	$72,711	$56,204
Non-current assets	114,736	270,454
Current liabilities	15,534	64,499
Non-current liabilities	114,934	58,802
__________________
(1)As of September 30, 2022 the Company no longer accounts for the investment in SGLT under the equity method. As such, the income statement balances reflect SGLT activity for the nine months ended September 30, 2022 and LanzaJet activity for the year ended December 31, 2022.
(2)The balance sheet information reflects only LanzaJet as of December 31, 2022.
As of December 31, 2022 and 2021, there were no impairments of equity method investees. During 2022 and 2021, the Company received no dividends from equity method investments. See Note 12 - Related Party Transactions, for information on sales, accounts receivable, contract assets and purchases and open accounts payable with equity method investees.